T. ROWE PRICE FLOATING RATE FUND
August 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 8.3%
Aerospace & Defense 0.1%
TransDigm, 8.00%, 12/15/25 (1)	2,195	2,390
		2,390
Airlines 0.2%
Delta Air Lines, 7.00%, 5/1/25 (1)	2,325	2,546
Mileage Plus Holdings, 6.50%, 6/20/27 (1)	1,380	1,439
		3,985
Automotive 0.7%
Adient U.S. , 9.00%, 4/15/25 (1)	735	820
Clarios Global, 6.25%, 5/15/26 (1)	2,430	2,570
Navistar International, 9.50%, 5/1/25 (1)	6,480	7,371
Tenneco, FRN, 3M EURIBOR + 4.875%, 4.875%, 4/15/24 (EUR)	1,000	1,089
Tesla, 5.30%, 8/15/25 (1)	2,990	3,106
		14,956
Banking 0.3%
Citizens Bank, FRN, 3M USD LIBOR + 0.72%, 0.985%, 2/14/22	2,000	2,005
Goldman Sachs Group, FRN, 3M USD LIBOR + 0.78%, 1.041%,
10/31/22	3,035	3,050
JPMorgan Chase, FRN, 3M USD LIBOR + 1.00%, 1.275%,
1/15/23	1,985	2,002
		7,057
Beverages 0.2%
Anheuser-Busch InBev Worldwide, FRN, 3M USD LIBOR +
0.74%, 1.006%, 1/12/24	3,000	3,028
		3,028

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Broadcasting 0.2%
Univision Communications, 9.50%, 5/1/25 (1)	2,680	2,935
		2,935
Building & Real Estate 0.2%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (1)	2,900	3,052
Realogy Group, 7.625%, 6/15/25 (1)	770	811
		3,863
Cable Operators 0.6%
Altice France, 8.125%, 2/1/27 (1)	1,800	2,007
Altice France Holding, 10.50%, 5/15/27 (1)	5,400	6,156
Charter Communications Operating, FRN, 3M USD LIBOR +
1.65%, 1.901%, 2/1/24	4,060	4,160
		12,323
Container 0.2%
Ardagh Packaging Finance, 5.25%, 4/30/25 (1)	2,685	2,846
Trivium Packaging Finance, FRN, 3M EURIBOR + 3.75%,
3.75%, 8/15/26 (EUR) (1)	380	452
		3,298
Drugs 0.3%
AbbVie, FRN, 3M USD LIBOR + 0.65%, 0.897%, 11/21/22 (1)	3,000	3,011
Bristol-Myers Squibb, FRN, 3M USD LIBOR + 0.38%, 0.66%,
5/16/22	3,935	3,945
		6,956
Energy 0.5%
Comstock Resources, 9.75%, 8/15/26	3,175	3,381
NGL Energy Partners, 7.50%, 11/1/23	4,284	3,149
NGL Energy Partners, 7.50%, 4/15/26	2,881	1,916

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Occidental Petroleum, 2.70%, 2/15/23	2,180	2,098
		10,544
Entertainment & Leisure 0.3%
Cedar Fair, 5.50%, 5/1/25 (1)	4,440	4,585
Six Flags Theme Parks, 7.00%, 7/1/25 (1)	1,215	1,315
		5,900
Financial 0.9%
Acrisure, 7.00%, 11/15/25 (1)	2,115	2,147
Acrisure, 8.125%, 2/15/24 (1)	4,685	4,955
Acrisure, 10.125%, 8/1/26 (1)	2,395	2,694
AssuredPartners, 7.00%, 8/15/25 (1)	1,665	1,698
GTCR AP Finance, 8.00%, 5/15/27 (1)	2,420	2,577
HUB International, 7.00%, 5/1/26 (1)	3,690	3,828
NMI Holdings, 7.375%, 6/1/25 (1)	735	793
		18,692
Food Processing 0.2%
General Mills, FRN, 3M USD LIBOR + 1.01%, 1.283%, 10/17/23	4,360	4,413
		4,413
Health Care 0.7%
Avantor, 6.00%, 10/1/24 (1)	3,765	3,944
Becton Dickinson & Company, FRN, 3M USD LIBOR + 1.03%,
1.348%, 6/6/22	2,130	2,146
LifePoint Health, 6.75%, 4/15/25 (1)	2,010	2,171
Ortho-Clinical Diagnostics, 7.375%, 6/1/25 (1)	2,660	2,766
Synlab Bondco, FRN, 3M EURIBOR + 4.75%, 4.75%, 7/1/25
(EUR) (1)	1,155	1,394
Tenet Healthcare, 7.50%, 4/1/25 (1)	2,015	2,211
		14,632

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Information Technology 1.2%
Boxer Parent, 7.125%, 10/2/25 (1)	1,775	1,930
Boxer Parent, 9.125%, 3/1/26 (1)	1,810	1,941
Expedia Group, 6.25%, 5/1/25 (1)	2,415	2,644
Expedia Group, 7.00%, 5/1/25 (1)	2,830	3,064
Logan Merger Sub, 5.50%, 9/1/27 (1)	2,930	3,011
Refinitiv U.S. Holdings, 6.25%, 5/15/26 (1)	1,800	1,933
Refinitiv U.S. Holdings, 8.25%, 11/15/26 (1)	1,795	1,983
Solera, 10.50%, 3/1/24 (1)	5,820	6,111
Veritas U. S. , 7.50%, 9/1/25 (1)	2,390	2,480
		25,097
Lodging 0.1%
Hilton Domestic Operating, 5.375%, 5/1/25 (1)	1,480	1,550
Marriott International, 5.75%, 5/1/25	635	713
		2,263
Metals & Mining 0.1%
Big River Steel, 7.25%, 9/1/25 (1)	2,120	2,202
Hudbay Minerals, 7.25%, 1/15/23 (1)	700	711
		2,913
Restaurants 0.1%
1011778 BC ULC, 5.75%, 4/15/25 (1)	630	671
Yum! Brands, 7.75%, 4/1/25 (1)	725	808
		1,479
Retail 0.4%
CVS Health, FRN, 3M USD LIBOR + 0.72%, 1.033%, 3/9/21	2,495	2,498

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
L Brands, 6.875%, 7/1/25 (1)	5,250	5,670
		8,168
Satellites 0.3%
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1)	6,394	6,953
		6,953
Services 0.5%
ADT Security, 6.25%, 10/15/21	1,750	1,851
Allied Universal Holdco, 6.625%, 7/15/26 (1)	1,785	1,910
eG Global Finance, 8.50%, 10/30/25 (1)	568	609
GFL Environmental, 4.25%, 6/1/25 (1)	790	806
Sabre GLBL, 9.25%, 4/15/25 (1)	2,810	3,116
Vertical U. S. Newco, 5.25%, 7/15/27 (1)	2,810	2,922
		11,214
Total Corporate Bonds (Cost $167,532)		173,059
BANK LOANS 87.7% (2)
Aerospace & Defense 1.1%
AI Convoy Luxembourg, FRN, 1M USD LIBOR + 3.50%, 4.65%,
1/18/27	2,569	2,504
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 3.808%,
4/6/26 (3)	8,522	7,528
TransDigm, FRN, 1M USD LIBOR + 2.25%, 8/22/24 (3)	2,820	2,674
TransDigm, FRN, 1M USD LIBOR + 2.25%, 2.406%, 12/9/25	10,387	9,833
		22,539
Airlines 0.7%
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.25%, 6.25%,
6/21/27 (3)	14,180	14,331
		14,331

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Automotive 2.8%
Adient U.S. , FRN, 3M USD LIBOR + 4.25%, 4.428%, 5/6/24	3,242	3,213
Clarios Global, FRN, 3M USD LIBOR + 3.50%, 3.659%, 4/30/26	23,696	23,200
Fastlane Parent, FRN, 3M USD LIBOR + 4.50%, 2/4/26 (3)(4)	3,160	3,041
KAR Auction Services, FRN, 1M USD LIBOR + 2.25%, 2.438%,
9/19/26	1,139	1,102
Mavis Tire Express Services, FRN, 3M USD LIBOR + 3.25%,
3.558%, 3/20/25 (3)	5,335	5,114
Navistar, FRN, 3M USD LIBOR + 3.50%, 3.66%, 11/6/24	4,940	4,808
Tenneco, FRN, 3M USD LIBOR + 3.00%, 3.159%, 10/1/25 (3)	9,455	8,407
Wand NewCo 3, FRN, 1M USD LIBOR + 3.00%, 4.072%, 2/5/26	9,040	8,684
		57,569
Broadcasting 2.1%
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR +
3.50%, 3.761%, 8/21/26	3,120	2,828
iHeartCommunications, FRN, 1M USD LIBOR + 6.75%, 9/30/20
(3)(4)(5)(6)	750	548
iHeartcommunications, FRN, 1M USD LIBOR + 4.00%, 4.75%,
5/1/26	2,720	2,623
Lions Gate Capital Holdings, FRN, 3M USD LIBOR + 2.25%,
2.406%, 3/24/25	1,681	1,627
NEP Group, FRN, 3M USD LIBOR + 3.25%, 3.406%, 10/20/25	4,987	4,182
NEP Group, FRN, 3M USD LIBOR + 7.00%, 7.156%, 10/19/26	3,660	2,664
Nexstar Broadcasting, FRN, 3M USD LIBOR + 2.25%, 2.406%,
1/17/24	4,819	4,702
Nexstar Broadcasting, FRN, 1M USD LIBOR + 2.75%, 2.906%,
9/18/26	6,260	6,136
Terrier Media Buyer, FRN, 1M USD LIBOR + 4.25%, 4.406%,
12/17/26	9,572	9,371
Townsquare Media, FRN, 3M USD LIBOR + 3.00%, 4.00%,
4/1/22	4,402	4,162
Univision Communications, FRN, 3M USD LIBOR + 2.75%,
3.75%, 3/15/24	4,625	4,463
		43,306

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Building Products 0.5%
Advanced Drainage Systems, FRN, 1M USD LIBOR + 2.25%,
2.438%, 7/31/26	1,702	1,686
CHI Doors Holdings, FRN, 3M USD LIBOR + 3.25%, 4.25%,
7/29/22	1,687	1,670
Quikrete Holdings, FRN, 1M USD LIBOR + 2.50%, 2.656%,
2/1/27	2,223	2,164
SRS Distribution, FRN, 3M USD LIBOR + 3.00%, 4.072%,
5/23/25	4,385	4,256
		9,776
Cable Operators 3.1%
Altice Financing, FRN, 3M USD LIBOR + 2.75%, 2.912%,
7/15/25	3,084	2,935
Altice Financing, FRN, 3M USD LIBOR + 2.75%, 2.92%, 1/31/26	2,748	2,610
Altice France, FRN, 3M USD LIBOR + 2.75%, 2.906%, 7/31/25	5,885	5,626
Altice France, FRN, 3M USD LIBOR + 4.00%, 4.75%, 8/14/26	6,582	6,483
CSC Holdings, FRN, 3M USD LIBOR + 2.25%, 2.408%, 7/17/25	12,777	12,314
CSC Holdings, FRN, 3M USD LIBOR + 2.25%, 2.408%, 1/15/26	8,579	8,268
CSC Holdings, FRN, 1M USD LIBOR + 2.50%, 2.658%, 4/15/27	5,332	5,153
Newco Financing Partnership, FRN, 1M USD LIBOR + 3.50%,
1/31/29 (3)	7,605	7,531
Radiate Holdco, FRN, 3M USD LIBOR + 3.00%, 3.75%, 2/1/24	7,390	7,266
Xplornet Communications, FRN, 1M USD LIBOR + 4.75%,
4.906%, 6/10/27	7,000	6,897
		65,083
Chemicals 2.5%
ASP Chromaflo Intermediate Holdings, FRN, 3M USD LIBOR +
3.50%, 4.50%, 11/20/23	2,223	2,112
Cyanco Intermediate, FRN, 3M USD LIBOR + 3.50%, 3.656%,
3/16/25	4,657	4,512
Diamond BC, FRN, 3M USD LIBOR + 3.00%, 3.26%, 9/6/24	13,865	13,059
Diamond BC, FRN, 1M USD LIBOR + 5.00%, 6.00%, 9/6/24	2,940	2,888
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Encapsys, FRN, 1M USD LIBOR + 3.25%, 4.25%, 11/7/24	10,652	10,439
Gemini HDPE, FRN, 3M USD LIBOR + 2.50%, 2.77%, 8/7/24	1,147	1,122
Messer Industries USA, FRN, 3M USD LIBOR + 2.50%, 2.808%,
3/2/26	3,187	3,118
PQ, FRN, 1M USD LIBOR + 2.25%, 2.511%, 2/7/27	2,209	2,156
Solenis International, FRN, 3M USD LIBOR + 4.00%, 4.256%,
6/26/25	4,796	4,706
Univar Solutions USA, FRN, 3M USD LIBOR + 2.25%, 2.406%,
7/1/24	7,357	7,204
		51,316
Consumer Products 1.7%
ABG Intermediate Holdings 2, FRN, 3M USD LIBOR + 3.50%,
4.50%, 9/27/24	7,706	7,543
ABG Intermediate Holdings 2, FRN, 1M USD LIBOR + 5.25%,
6.25%, 9/27/24	2,920	2,876
Amer Sports Holding, FRN, 3M EURIBOR + 4.50%, 4.50%,
3/30/26 (EUR)	6,070	6,390
Kontoor Brands, FRN, 3M USD LIBOR + 4.25%, 4.42%, 5/15/26
(4)	964	944
Life Time, FRN, 3M USD LIBOR + 2.75%, 3.75%, 6/10/22 (3)	18,097	16,921
		34,674
Container 2.6%
Berry Global, FRN, 1M USD LIBOR + 2.00%, 2.155%, 7/1/26	3,698	3,582
Charter NEX U. S. , FRN, 3M USD LIBOR + 3.25%, 3.406%,
5/16/24	15,029	14,769
Charter NEX U. S. , FRN, 3M USD LIBOR + 2.75%, 3.75%,
5/16/24	10,662	10,467
Flex Acquisition, FRN, 3M USD LIBOR + 3.25%, 3.546%,
6/29/25	4,295	4,127
Flex Acquisition, FRN, 3M USD LIBOR + 3.00%, 4.00%,
12/29/23	7,710	7,437
Mauser Packaging Solutions Holding, FRN, 3M USD LIBOR +
3.25%, 3.523%, 4/3/24	7,640	7,246

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Reynolds Group Holdings, FRN, 3M USD LIBOR + 2.75%,
2.906%, 2/5/23	7,431	7,317
		54,945
Energy 2.0%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.25%, 6/24/24	16,472	12,436
BCP Raptor II, FRN, 3M USD LIBOR + 4.75%, 4.906%, 11/3/25	11,859	8,135
Citgo Holding, FRN, 1M USD LIBOR + 7.00%, 8.00%, 8/1/23	1,700	1,611
Medallion Midland Acquisition, FRN, 3M USD LIBOR + 3.25%,
10/30/24 (3)	4,964	4,660
Navitas Midstream Midland Basin, FRN, 3M USD LIBOR +
4.50%, 5.50%, 12/13/24	1,295	1,188
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 4.906%,
3/11/26	8,893	7,971
Stonepeak Lonestar Holdings, FRN, 1M USD LIBOR + 4.50%,
4.773%, 10/19/26	5,095	5,022
		41,023
Entertainment & Leisure 3.5%
Alchemy Copyrights, FRN, 1M USD LIBOR + 3.25%, 5.50%,
8/16/27	3,785	3,766
Aristocrat International, FRN, 1M USD LIBOR + 3.75%, 4.75%,
10/19/24	2,900	2,907
ClubCorp Holdings, FRN, 3M USD LIBOR + 2.75%, 3.058%,
9/18/24	2,375	2,059
Delta 2, FRN, 3M USD LIBOR + 2.50%, 3.50%, 2/1/24	8,868	8,585
Nascar Holdings, FRN, 3M USD LIBOR + 2.75%, 2.92%,
10/19/26	2,293	2,248
Seaworld Parks & Entertainment, FRN, 3M USD LIBOR + 3.00%,
4/1/24 (3)	5,645	5,265
UFC Holdings, FRN, 1M USD LIBOR + 3.25%, 4.25%, 4/29/26	44,648	44,013
UFC Holdings, FRN, 1M USD LIBOR + 4.25%, 5.25%, 4/29/26	4,300	4,241
		73,084

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Financial 8.6%
Acrisure, FRN, 1M USD LIBOR + 3.50%, 3.656%, 2/15/27	6,312	6,045
Alliant Holdings Intermediate, FRN, 3M USD LIBOR + 2.75%,
2.906%, 5/9/25	14,081	13,604
Alliant Holdings Intermediate, FRN, 3M USD LIBOR + 3.25%,
3.433%, 5/9/25	6,357	6,192
AmWINS Group, FRN, 3M USD LIBOR + 2.75%, 3.75%, 1/25/24	5,152	5,107
Apollo Commercial Real Estate Finance, FRN, 3M USD LIBOR +
2.75%, 2.912%, 5/15/26 (4)	2,329	2,207
AssuredPartners, FRN, 1M USD LIBOR + 4.50%, 5.50%,
2/12/27 (3)	5,503	5,484
AssuredPartners, FRN, 1M USD LIBOR + 3.50%, 3.656%,
2/12/27	7,528	7,334
Blackstone Mortgage Trust, FRN, 1M USD LIBOR + 2.25%,
2.406%, 4/23/26	2,000	1,910
Citadel Securities, FRN, 1M USD LIBOR + 2.75%, 2.906%,
2/27/26	6,229	6,174
Deerfield Dakota Holding, FRN, 1M USD LIBOR + 3.75%,
4.75%, 4/9/27	4,080	4,065
Edelman Financial Center, FRN, 3M USD LIBOR + 6.75%,
6.92%, 7/20/26 (3)	1,795	1,691
EIG Management, FRN, 3M USD LIBOR + 3.75%, 4.50%,
2/24/25	2,351	2,340
Fiserv Investment Solutions, FRN, 1M USD LIBOR + 4.75%,
5.02%, 2/18/27	4,560	4,530
GT Polaris, FRN, 1M USD LIBOR + 4.00%, 8/4/27 (3)	1,095	1,085
HUB International, FRN, 1M USD LIBOR + 3.00%, 3.263%,
4/25/25	31,515	30,666
HUB International, FRN, 1M USD LIBOR + 4.00%, 5.00%,
4/25/25	18,711	18,690
Jane Street Group, FRN, 1M USD LIBOR + 3.00%, 3.156%,
1/31/25	2,328	2,293
Nexus Buyer, FRN, 1M USD LIBOR + 3.75%, 3.912%, 11/9/26	2,470	2,454
Russell Investments U. S. Institutional Holdco, FRN, 3M USD
LIBOR + 2.75%, 3.822%, 6/1/23	1,013	1,004
Ryan Specialty Group, FRN, 1M USD LIBOR + 3.25%, 7/23/27
(3)	11,145	11,096
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Sedgwick Claims Management Services, FRN, 3M USD LIBOR
+ 3.25%, 3.406%, 12/31/25	3,714	3,587
Sedgwick Claims Management Services, FRN, 1M USD LIBOR
+ 4.25%, 5.25%, 9/3/26	10	10
USI, FRN, 3M USD LIBOR + 3.00%, 3.308%, 5/16/24	28,382	27,572
USI, FRN, 1M USD LIBOR + 4.00%, 4.308%, 12/2/26	6,696	6,586
USI, FRN, 1M USD LIBOR + 4.00%, 4.50%, 12/2/26	3,300	3,246
VFH Parent, FRN, 3M USD LIBOR + 3.00%, 3.164%, 3/1/26	3,538	3,492
		178,464
Food 1.2%
Atkins Nutritionals Holdings, FRN, 1M USD LIBOR + 3.75%,
4.75%, 7/7/24	9,396	9,414
Bellring Brands, FRN, 1M USD LIBOR + 5.00%, 6.00%,
10/21/24	8,746	8,732
Chobani, FRN, 3M USD LIBOR + 3.50%, 4.50%, 10/10/23	2,316	2,291
Froneri U.S. , FRN, 1M USD LIBOR + 5.75%, 5.906%, 1/31/28
(4)	1,645	1,620
Upfield USA, FRN, 3M USD LIBOR + 3.00%, 3.369%, 7/2/25	3,675	3,585
		25,642
Gaming 3.4%
Boyd Gaming, FRN, 3M USD LIBOR + 2.25%, 2.363%, 9/15/23	1,709	1,658
Caesars Resort Collection, FRN, 3M USD LIBOR + 2.75%,
2.906%, 12/23/24 (3)	17,874	16,768
Caesars Resort Collection, FRN, 1M USD LIBOR + 4.50%,
4.726%, 7/21/25	12,020	11,637
CCM Merger, FRN, 3M USD LIBOR + 2.25%, 3.00%, 8/6/21	1,346	1,327
CityCenter Holdings, FRN, 3M USD LIBOR + 2.25%, 3.00%,
4/18/24	15,103	14,297
Playtika Holding, FRN, 1M USD LIBOR + 6.00%, 7.072%,
12/10/24	3,307	3,331
Scientific Games International, FRN, 1M USD LIBOR + 2.75%,
3.472%, 8/14/24 (3)	18,950	17,681

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Stars Group Holdings, FRN, 3M USD LIBOR + 3.50%, 3.808%,
7/10/25	5,144	5,147
		71,846

Health Care 12.5%
Agiliti Health, FRN, 3M USD LIBOR + 3.00%, 3.188%, 1/4/26 (4)	1,925	1,882
Albany Molecular Research, FRN, 3M USD LIBOR + 7.00%,
8/30/25 (3)	130	126
Aldevron, FRN, 1M USD LIBOR + 4.25%, 5.25%, 10/12/26	17,634	17,623
ATI Holdings Acquisition, FRN, 3M USD LIBOR + 3.50%,
5/10/23 (3)	4,400	4,061
Avantor Funding, FRN, 3M USD LIBOR + 2.25%, 3.25%,
11/21/24	6,316	6,245
Bausch Health Americas , FRN, 3M USD LIBOR + 2.75%,
2.933%, 11/27/25	11,407	11,165
Bausch Health Americas , FRN, 3M USD LIBOR + 3.00%,
3.183%, 6/2/25	14,019	13,779
Dino Grandparent, FRN, 1M USD LIBOR + 2.25%, 2.438%,
2/20/23 (4)	4,045	3,964
Emerald TopCo, FRN, 1M USD LIBOR + 3.50%, 3.76%, 7/24/26	13,532	13,143
ExamWorks Group, FRN, 3M USD LIBOR + 3.25%, 4.322%,
7/27/23	3,233	3,225
Gentiva Health Services, FRN, 1M USD LIBOR + 3.25%,
3.438%, 7/2/25 (4)	8,307	8,224
GoodRx, FRN, 1M USD LIBOR + 2.75%, 2.906%, 10/10/25	8,761	8,657
Jaguar Holding II, FRN, 3M USD LIBOR + 2.50%, 3.50%,
8/18/22	6,211	6,196
LifePoint Health, FRN, 1M USD LIBOR + 3.75%, 3.906%,
11/16/25	12,646	12,384
Loire Finco Luxembourg, FRN, 1M USD LIBOR + 3.50%,
3.656%, 1/24/27	22,810	22,040
MED ParentCo, FRN, 1M USD LIBOR + 4.25%, 4.397%,
8/31/26 (3)(7)	2,329	2,179
MED ParentCo, FRN, 1M USD LIBOR + 8.25%, 8.406%,
8/30/27	4,395	3,895
Milano Acquisition, FRN, 1M USD LIBOR + 4.00%, 8/17/27 (3)	8,120	8,049

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
National Mentor Holdings , FRN, 3M USD LIBOR + 4.25%,
4.41%, 3/9/26	3,104	3,071
Ortho-Clinical Diagnostics, FRN, 3M USD LIBOR + 3.25%,
3.406%, 6/30/25 (3)	9,503	9,149
Pathway Vet Alliance, FRN, 1M USD LIBOR + 4.00%, 4.156%,
3/31/27 (7)	950	931
Pathway Vet Alliance, FRN, 1M USD LIBOR + 4.00%, 4.156%,
3/31/27	11,661	11,431
PetVet Care Centers, FRN, 3M USD LIBOR + 2.75%, 2.906%,
2/14/25	5,519	5,318
PetVet Care Centers, FRN, 3M USD LIBOR + 3.25%, 3.406%,
2/14/25 (3)	7,219	7,027
Petvet Care Centers, FRN, 1M USD LIBOR + 4.25%, 5.25%,
2/14/25 (4)	3,615	3,606
PetVet Care Centers, FRN, 3M USD LIBOR + 6.25%, 6.406%,
2/13/26	1,780	1,724
Phoenix Guarantor, FRN, 1M USD LIBOR + 3.25%, 3.412%,
3/5/26	2,771	2,721
SAM Bidco, FRN, 1M USD LIBOR + 3.50%, 4.572%, 12/13/24	1,030	973
Select Medical, FRN, 3M USD LIBOR + 2.50%, 2.68%, 3/6/25	4,018	3,901
Sotera Health Holdings, FRN, 1M USD LIBOR + 4.50%, 5.50%,
12/11/26	4,115	4,104
Sunshine Luxembourg VII, FRN, 1M USD LIBOR + 4.25%,
5.322%, 10/1/26	5,922	5,901
Surgery Center Holdings, FRN, 3M USD LIBOR + 3.25%, 4.25%,
9/3/24	5,215	4,916
Surgery Center Holdings, FRN, 1M USD LIBOR + 8.00%, 9.00%,
9/3/24	1,950	1,967
Versant Health Holdco, FRN, 3M USD LIBOR + 3.00%, 4.00%,
12/2/24	23,292	22,746
Versant Health Holdco, FRN, 3M USD LIBOR + 6.75%, 7.75%,
12/1/25	12,942	12,467
VetCor Professional Practices, FRN, 3M USD LIBOR + 3.00%,
4.072%, 7/2/25 (4)	5,601	5,377
Vizient, FRN, 1M USD LIBOR + 2.00%, 2.156%, 5/6/26	3,169	3,106
VVC Holding, FRN, 3M USD LIBOR + 4.50%, 4.818%, 2/11/26	3,657	3,623
		260,896

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Information Technology 13.1%
Airbnb, FRN, 1M USD LIBOR + 7.50%, 8.50%, 4/17/25	5,095	5,375
Applied Systems, FRN, 3M USD LIBOR + 3.25%, 4.25%,
9/19/24	11,878	11,816
Applied Systems, FRN, 3M USD LIBOR + 7.00%, 8.00%,
9/19/25	13,025	13,204
AppLovin, FRN, 3M USD LIBOR + 3.50%, 3.656%, 8/15/25	5,200	5,150
Boxer Parent, FRN, 3M USD LIBOR + 4.25%, 4.406%, 10/2/25
(3)	4,309	4,225
Buzz Merger Sub, FRN, 1M USD LIBOR + 2.75%, 2.906%,
1/29/27	2,093	2,040
CCC Information Services, FRN, 1M USD LIBOR + 3.00%,
4.00%, 4/29/24	25,026	24,857
Conservice Midco, FRN, 1M USD LIBOR + 4.25%, 4.558%,
5/13/27 (3)	3,575	3,519
Epicor Software, FRN, 1M USD LIBOR + 4.25%, 5.25%, 7/30/27	12,700	12,699
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 8.75%, 7/31/28
(3)	5,490	5,646
Fleet U. S. Bidco, FRN, 1M USD LIBOR + 3.25%, 4.322%,
10/7/26 (4)	1,629	1,604
Huskies Parent, FRN, 3M USD LIBOR + 4.00%, 4.156%,
7/31/26	979	964
Hyland Software, FRN, 3M USD LIBOR + 3.25%, 4.00%, 7/1/24	7,665	7,558
Hyland Software, FRN, 3M USD LIBOR + 7.00%, 7.75%, 7/7/25	11,699	11,684
LogMeIn, FRN, 1M USD LIBOR + 4.75%, 8/14/27 (3)	5,200	5,068
McAfee, FRN, 3M USD LIBOR + 3.75%, 9/30/24 (3)	2,085	2,063
McAfee, FRN, 3M USD LIBOR + 8.50%, 9.50%, 9/29/25	6,625	6,670
MH Sub I, FRN, 3M USD LIBOR + 3.50%, 4.572%, 9/13/24	6,143	5,977
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 4.75%, 9/13/24	160	158
MH Sub I, FRN, 3M USD LIBOR + 7.50%, 8.572%, 9/15/25	2,700	2,666
Mitchell International, FRN, 3M USD LIBOR + 7.25%, 12/1/25
(3)	4,505	4,122
Mitchell International, FRN, 1M USD LIBOR + 4.25%, 4.75%,
11/29/24	4,095	3,993

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Redstone Buyer, FRN, 1M USD LIBOR + 5.00%, 6/29/27 (3)	5,340	5,327
Refinitiv U.S. Holdings, FRN, 3M EURIBOR + 3.25%, 3.25%,
10/1/25 (EUR)	11,071	13,078
Refinitiv U.S. Holdings, FRN, 1M USD LIBOR + 3.25%, 3.406%,
10/1/25	34,428	34,109
S2P Acquisition Borrower, FRN, 3M USD LIBOR + 4.00%,
5.072%, 8/14/26	2,091	2,059
Solera, FRN, 3M USD LIBOR + 2.75%, 2.938%, 3/3/23	22,608	22,195
SS&C Technologies, Term B3, FRN, 1M USD LIBOR + 1.75%,
1.906%, 4/16/25	6,916	6,706
SS&C Technologies, Term B5, FRN, 1M USD LIBOR + 1.75%,
1.906%, 4/16/25	1,672	1,623
TIBCO Software, FRN, 1M USD LIBOR + 3.75%, 3.91%,
6/30/26	3,147	3,035
TIBCO Software, FRN, 1M USD LIBOR + 7.25%, 7.41%, 3/3/28	5,295	5,136
Uber Technologies, FRN, 3M USD LIBOR + 3.50%, 3.656%,
7/13/23	19,417	19,051
Uber Technologies, FRN, 3M USD LIBOR + 4.00%, 5.00%,
4/4/25	3,172	3,134
Veritas U. S. , FRN, 1M USD LIBOR + 5.50%, 6.50%, 9/1/25	2,075	2,034
Vertafore, FRN, 3M USD LIBOR + 3.25%, 3.406%, 7/2/25	3,032	3,029
Vertafore, FRN, 3M USD LIBOR + 7.25%, 7.406%, 7/2/26	9,396	9,396
Vungle, FRN, 1M USD LIBOR + 5.50%, 5.656%, 9/30/26	2,818	2,804
		273,774
Lodging 0.4%
Four Seasons Hotels, FRN, 3M USD LIBOR + 2.00%, 2.156%,
11/30/23	5,076	4,926
Marriott Ownership Resorts, FRN, 1M USD LIBOR + 1.75%,
1.906%, 8/29/25	1,262	1,205
RHP Hotel Properties, FRN, 1M USD LIBOR + 2.00%, 2.16%,
5/11/24	2,492	2,360
		8,491

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Manufacturing 2.9%
Apex Tool Group, FRN, 3M USD LIBOR + 5.50%, 8/1/24 (3)	8,580	8,239
CPI Holdco, FRN, 1M USD LIBOR + 4.25%, 4.406%, 11/4/26	11,827	11,680
Deliver Buyer, FRN, 3M USD LIBOR + 5.00%, 5/1/24 (3)(4)	700	686
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 3.00%,
4.00%, 7/19/24	823	798
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 4.25%,
7/19/24 (3)	539	525
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 7.25%,
8.25%, 7/18/25 (3)	3,125	3,015
Filtration Group, FRN, 3M USD LIBOR + 3.00%, 3.156%,
3/31/25	19,508	19,160
Pro Mach Group, FRN, 1M USD LIBOR + 3.50%, 4.25%, 3/7/25
(3) (7)	8,220	7,932
SRAM, FRN, 3M USD LIBOR + 2.75%, 3.75%, 3/15/24 (4)	4,624	4,590
Thermon Holding, FRN, 3M USD LIBOR + 3.75%, 4.75%,
10/30/24 (4)	1,515	1,500
Welbilt, FRN, 3M USD LIBOR + 2.50%, 2.656%, 10/23/25	2,399	2,156
		60,281
Metals & Mining 0.5%
Big River Steel, FRN, 3M USD LIBOR + 5.00%, 6.00%, 8/23/23	8,772	8,711
Zekelman Industries, FRN, 1M USD LIBOR + 2.00%, 2.171%,
1/24/27	2,116	2,054
		10,765
Other Telecommunications 0.4%
Cologix Holdings, FRN, 3M USD LIBOR + 3.00%, 4.00%,
3/20/24	4,177	4,073
GTT Communications, FRN, 3M USD LIBOR + 2.75%, 2.91%,
5/31/25	2,919	2,297
Zayo Group Holdings, FRN, 1M USD LIBOR + 3.00%, 3.156%,
3/9/27	3,189	3,093
		9,463

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Publishing 0.1%
Nielsen Finance, FRN, 1M USD LIBOR + 3.75%, 4.75%, 6/4/25	1,686	1,690
		1,690
Real Estate Investment Trust Securities 0.1%
KREF Holdings X, FRN, 1M USD LIBOR + 4.75%, 8/5/27 (3)(4)	2,515	2,490
		2,490
Restaurants 0.9%
K-MAC Holdings, FRN, 3M USD LIBOR + 3.00%, 3.155%,
3/14/25	3,797	3,656
K-MAC Holdings, FRN, 3M USD LIBOR + 6.75%, 6.905%,
3/16/26	4,735	4,419
Tacala Investment, FRN, 1M USD LIBOR + 3.25%, 3.405%,
2/5/27	2,297	2,210
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 7.655%,
2/4/28	8,145	7,683
		17,968
Retail 0.4%
BJ's Wholesale Club, FRN, 1M USD LIBOR + 2.00%, 2.164%,
2/3/24	3,199	3,167
PetSmart, FRN, 1M USD LIBOR + 4.00%, 5.00%, 3/11/22	6,173	6,156
		9,323
Satellites 2.5%
Intelsat Jackson Holdings, 8.625%, 1/2/24	2,033	2,053
Intelsat Jackson Holdings, FRN, 3M USD LIBOR + 5.50%,
1/2/24 (3)	510	514
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 5.50%,
5.50%, 7/13/22 (3)(7)	3,734	3,796
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 4.75%,
8.00%, 11/27/23 (3)	10,545	10,610
Iridium Satellite, FRN, 1M USD LIBOR + 3.75%, 4.75%, 11/4/26	25,017	25,064

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Telesat, FRN, 1M USD LIBOR + 2.75%, 2.91%, 12/7/26	9,482	9,158
		51,195
Services 10.7%
AlixPartners, FRN, 1M USD LIBOR + 2.50%, 2.656%, 4/4/24	1,485	1,451
Ascend Learning, FRN, 3M USD LIBOR + 3.00%, 4.00%,
7/12/24	27,681	27,473
Camelot Finance, FRN, 1M USD LIBOR + 3.00%, 3.156%,
10/30/26	7,860	7,712
Ceridian HCM Holding, FRN, 3M USD LIBOR + 2.50%, 2.613%,
4/30/25	8,566	8,356
Dun & Bradstreet, FRN, 1M USD LIBOR + 3.75%, 3.92%, 2/6/26	7,260	7,238
EG America, FRN, 3M USD LIBOR + 4.00%, 5.072%, 2/7/25	8,921	8,634
EG America, FRN, 3M USD LIBOR + 4.00%, 5.072%, 4/20/26
(4)	3,914	3,748
GFL Environmental, FRN, 3M USD LIBOR + 3.00%, 4.00%,
5/30/25	14,418	14,328
Intrado, FRN, 3M USD LIBOR + 4.00%, 10/10/24 (3)	2,200	1,963
Merrill Communications, FRN, 1M USD LIBOR + 5.00%,
6.195%, 10/5/26 (4)	1,523	1,485
Presidio Holdings, FRN, 1M USD LIBOR + 3.50%, 3.77%,
1/22/27 (4)	1,410	1,385
Prime Security Services Borrower, FRN, 1M USD LIBOR +
3.25%, 4.25%, 9/23/26	6,189	6,163
Project Boost Purchaser, FRN, 1M USD LIBOR + 3.50%,
3.656%, 6/1/26	2,343	2,256
Renaissance Holdings, FRN, 3M USD LIBOR + 3.25%, 3.406%,
5/30/25	2,467	2,420
Renaissance Holdings, FRN, 3M USD LIBOR + 7.00%, 7.156%,
5/29/26	3,715	3,499
SCS Holdings I, FRN, 1M USD LIBOR + 3.50%, 3.656%, 7/1/26	2,608	2,548
Ultimate Software Group, FRN, 3M USD LIBOR + 3.75%,
3.906%, 5/4/26	3,131	3,106
Ultimate Software Group, FRN, 1M USD LIBOR + 4.00%, 4.75%,
5/4/26	40,040	39,965

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Ultimate Software Group, FRN, 1M USD LIBOR + 6.75%, 7.50%,
5/3/27	42,685	43,485
USIC Holdings, FRN, 3M USD LIBOR + 3.25%, 4.25%, 12/8/23	1,952	1,895
VeriFone Systems, FRN, 3M USD LIBOR + 4.00%, 4.253%,
8/20/25	3,918	3,520
Vertical U. S. Newco, FRN, 1M USD LIBOR + 4.25%, 4.57%,
7/30/27 (3)	24,805	24,573
WW International, FRN, 3M USD LIBOR + 4.75%, 5.50%,
11/29/24	7,089	7,044
		224,247
Utilities 2.9%
Al Alpine U. S. Bidco, FRN, 1M USD LIBOR + 3.00%, 4.209%,
10/31/25 (4)	5,627	5,064
Brookfield WEC Holdings, FRN, 1M USD LIBOR + 3.00%,
3.75%, 8/1/25	8,435	8,285
Calpine, FRN, 3M USD LIBOR + 2.25%, 2.41%, 4/5/26	1,628	1,590
Eastern Power, FRN, 3M USD LIBOR + 3.75%, 4.75%, 10/2/25	16,979	16,815
Exgen Renewables IV, FRN, 3M USD LIBOR + 3.00%, 4.00%,
11/28/24	2,584	2,562
PG&E, FRN, 1M USD LIBOR + 4.50%, 5.50%, 6/23/25	23,160	22,769
Pike, FRN, 1M USD LIBOR + 3.00%, 3.18%, 7/24/26	4,325	4,301
		61,386
Wireless Communications 4.5%
Asurion, FRN, 1M USD LIBOR + 3.00%, 3.156%, 8/4/22	14,924	14,749
Asurion, FRN, 1M USD LIBOR + 3.00%, 3.156%, 11/3/23	7,847	7,704
Asurion, FRN, 1M USD LIBOR + 3.00%, 3.156%, 11/3/24	8,453	8,296
Asurion, FRN, 3M USD LIBOR + 6.50%, 6.656%, 8/4/25	49,498	49,572
T-Mobile USA, FRN, 1M USD LIBOR + 3.00%, 3.156%, 4/1/27
(3)	12,800	12,827
		93,148
Total Bank Loans (Cost $1,843,402)		1,828,715

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 0.0%
Wireless Communications 0.0%
InSite Issuer
Series 2016-1A, Class C
6.414%, 11/15/46 (1)	555	553
		553
Total Asset-Backed Securities (Cost $555)		553
CONVERTIBLE PREFERRED STOCKS 1.2%
Energy 0.5%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17 -
3/12/20, Cost $10,086 (8)(9)	9	9,861
		9,861
Energy Services 0.1%
NuStar Energy, VR, 9.75% (1)(4)(9)	105	2,794
		2,794
Health Care 0.3%
Avantor, Series A, 6.25%, 5/15/22	95	6,927
		6,927
Utilities 0.3%
American Electric Power, 6.125%, 3/15/22	60	2,910
American Electric Power, 6.125%, 8/15/23	53	2,586
		5,496
Total Convertible Preferred Stocks (Cost $23,492)		25,078

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 6.5%
Money Market Funds 6.5%
T. Rowe Price Government Reserve Fund, 0.11% (10)(11)	135,506	135,506
Total Short-Term Investments (Cost $135,506)		135,506
Total Investments in Securities 103.7%
(Cost $2,170,487)		$2,162,911
Other Assets Less Liabilities (3.7)%		(77,858)
Net Assets 100.0%		$2,085,053

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $134,962 and represents 6.5% of net assets.
(2)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3)	All or a portion of this loan is unsettled as of August 31, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(4)	Level 3 in fair value hierarchy.
(5)	Non-income producing
(6)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(7)	A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at August 31, 2020, were $6,129 and were valued at $5,908
(0.3% of net assets) .
(8)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $9,861 and represents 0.5% of net assets.
(9)	Perpetual security with no stated maturity date.
(10)	Seven-day yield
(11)	Affiliated Companies
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
EUR	Euro
FRN	Floating Rate Note
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

(Amounts in 000s, except Market Price)
SWAPS 0.0%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit:
Tesla, 5.30%, 8/15/25, $103.88*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/21	2,100	5	(21)	26
Total Credit Default Swaps, Protection Sold			(21)	26
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index At Maturity, Pay Variable
0.306% (3M USD LIBOR) Quarterly, 9/20/20	10,000	248	—	248
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index At Maturity, Pay Variable
0.306% (3M USD LIBOR) Quarterly, 12/20/20	7,300	(11)	(4)	(7)

Total Bilateral Total Return Swaps			(4)	241
Total Bilateral Swaps			(25)	267
*Market Price at August 31, 2020
**Includes interest purchased or sold but not yet collected of $(4)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
					Unrealized
Counterparty	Settlement		Receive		Deliver	Gain/(Loss)
Citibank	11/20/20	USD	22,509	EUR	18,942	$ (135)
Net unrealized gain (loss) on open forward
currency exchange contracts						$ (135)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$55	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/20	Cost	Cost	8/31/20
T. Rowe Price Government
Reserve Fund	$164,610	¤	¤	$135,506	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $55 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $135,506.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Floating Rate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE FLOATING RATE FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE FLOATING RATE FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 173,612	$ —	$ 173,612
Bank Loans	—	1,774,750	53,965	1,828,715
Convertible Preferred Stocks	—	22,284	2,794	25,078
Short-Term Investments	135,506	—	—	135,506
Total Securities	135,506	1,970,646	56,759	2,162,911
Swaps	—	253	—	253
Total	$135,506	$ 1,970,899	$ 56,759	$ 2,163,164
Liabilities
Swaps	$—	$ 11	$ —	$ 11
Forward Currency Exchange Contracts	—	135	—	135
Total	$—	$ 146	$ —	$ 146

[1] Includes Corporate Bonds, Asset-Backed Securities.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2020, totaled $1,483,000 for the period ended August 31, 2020.
During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of
Level 3 were because observable market data became available for the security.

($000s)		Gain
	Beginning	(Loss)			Transfers	Transfers	Ending
	Balance	During	Total	Total	Into	Out of	Balance
	6/1/20	Period	Purchases	Sales	Level 3	Level 3	8/31/20
Investment in Securities
Convertible
Preferred Stocks	$–	$–	$2,794	$–	$–	$–	$2,794
Bank Loans	80,716	1,319	13,394	(7,409)	8,338	(42,393)	53,965
Total	$80,716	$1,319	$16,188	$(7,409)	$8,338	$(42,393)	$56,759